Long-term debt (Details 2) (USD $) In Millions, unless otherwise specified	1 Months Ended	12 Months Ended			1 Months Ended									12 Months Ended
	Aug. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Jun. 30, 2012 0.950% Senior Notes due in 2015	Jun. 30, 2012 1.500% Senior Notes due in 2017	Jun. 30, 2012 2.600% Senior Notes due 2022	May 31, 2011 Floating Rate Senior Notes due in 2012	May 31, 2011 Floating Rate Senior Notes due in 2013	May 31, 2011 1.375% Senior Notes due in 2014	May 31, 2011 3.90% Senior Notes due in 2021	May 31, 2011 5.20% Senior Notes due in 2041	Dec. 31, 2012 Machinery and Power Systems	Dec. 31, 2012 Financial Products
Long-term Debt
Notes					$ 500	$ 500	$ 500	$ 500	$ 750	$ 750	$ 1,250	$ 1,250
Debt instrument, interest rate (as a percent)					0.95%	1.50%	2.60%			1.375%	3.90%	5.20%
Debt exchange new debentures amount	1,720	1,722
Debt exchange new debentures interest rate (as a percent)	3.803%	3.803%
Debt exchange cash paid	179	179
Debt exchange original debentures amount	1,330	1,325
Medium-term notes, weighted-average interest rate (as a percent)														3.20%
Medium-term notes, maximum remaining maturity (in years)														10 years
2013		7,104											1,113	5,991
2014		7,321											762	6,559
2015		5,155											507	4,648
2016		2,560											533	2,027
2017		3,198											505	2,693
Interest paid on short-term and long-term borrowings		$ 1,404	$ 1,208	$ 1,247
Basis for variable interest rate								Three-month USD LIBOR	Three-month USD LIBOR
Additional average spread over LIBOR (as a percent)								0.10%	0.17%